Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income tax reconciliation

	2022	2021	2020
Loss before tax	(86,002)	(57,521)	(41,365)
Income tax benefit at tax rate of 29.825%	25,650	17,156	12,337
Adjustments of deferred tax assets	(25,022)	(15,850)	(11,196)
Adjustments for local tax rates	23	(62)	(41)
Non-deductible expenses	(755)	(1,434)	(803)
Other	102	188	(298)
Income taxes	(2)	(2)	(1)